UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                    Investment Company Act File No. 811-22795



           First Trust Intermediate Duration Preferred & Income Fund
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          Exact Name of Registrant as Specified in Declaration of Trust


            120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187
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 Address of Principal Executive Offices (Number, Street, City, State, Zip Code)


                                W. Scott Jardine
                          First Trust Portfolios L.P.
                        120 East Liberty Drive, Suite 400
                             Wheaton, Illinois 60187
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  Name and Address (Number, Street, City, State, Zip Code) of Agent for Service


                                 (630) 765-8000
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               Registrant's Telephone Number, including Area Code


                      Date of fiscal year end: October 31
                                               -----------


             Date of reporting period: July 1, 2017 - June 30, 2018
                                       ----------------------------


Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, N.E., Washington D.C. 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.


Item 1.  Proxy Voting Record


AG INSURANCE SA
--------------------------------------------------------------------------------
Ticker
Primary CUSIP             B0R399AA2
Meeting Date              Apr 20, 2018
--------------------------------------------------------------------------------

MEETING                  PROPOSAL                    MANAGEMENT                           VOTE AGAINST
TYPE       PROPONENT     TEXT                        RECOMMENDATION       VOTED           MANAGEMENT
Annual     Management    Ordinary General Meeting                         Abstain



FT Real Estate Securities Company, Inc
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Ticker
Primary CUSIP               302663208
Meeting Date                May 8, 2018
Record Date                 Apr 11, 2018
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MEETING                  PROPOSAL                    MANAGEMENT                           VOTE AGAINST
TYPE       PROPONENT     TEXT                        RECOMMENDATION       VOTED           MANAGEMENT
Annual     Management    Elect Board of Directors    For                  For             No



AG INSURANCE SA
--------------------------------------------------------------------------------
Ticker
Primary CUSIP               B0R399AA2
Meeting Date                May 24, 2018
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MEETING                  PROPOSAL                    MANAGEMENT                           VOTE AGAINST
TYPE       PROPONENT     TEXT                        RECOMMENDATION       VOTED           MANAGEMENT
Annual     Management    Proposal of Merger                               Abstain

                                  SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)               First Trust Intermediate Duration
                           Preferred & Income Fund
                           -----------------------------------------


By (Signature and Title)*  /s/ James M. Dykas
                           -----------------------------------
                           James M. Dykas, President and
                           Chief Executive Officer

Date                       July 24, 2018
                           -------------------------

* Print the name and title of each signing officer under his or her signature.